Finance Receivables - Geographic Diversification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
GEOGRAPHIC DIVERSIFICATION
Total	$ 6,564	$ 6,578
Finance receivable | Geographic concentration
GEOGRAPHIC DIVERSIFICATION
Total	$ 6,564	$ 6,578
Concentration (as a percent)	100.00%	100.00%
Finance receivable | Geographic concentration | North Carolina
GEOGRAPHIC DIVERSIFICATION
Total	$ 593	$ 645
Concentration (as a percent)	9.00%	10.00%
Finance receivable | Geographic concentration | Illinois
GEOGRAPHIC DIVERSIFICATION
Total	$ 468	$ 414
Concentration (as a percent)	7.00%	6.00%
Finance receivable | Geographic concentration | California
GEOGRAPHIC DIVERSIFICATION
Total	$ 429	$ 540
Concentration (as a percent)	7.00%	8.00%
Finance receivable | Geographic concentration | Indiana
GEOGRAPHIC DIVERSIFICATION
Total	$ 403	$ 349
Concentration (as a percent)	6.00%	5.00%
Finance receivable | Geographic concentration | Pennsylvania
GEOGRAPHIC DIVERSIFICATION
Total	$ 375	$ 393
Concentration (as a percent)	6.00%	6.00%
Finance receivable | Geographic concentration | Ohio
GEOGRAPHIC DIVERSIFICATION
Total	$ 371	$ 394
Concentration (as a percent)	6.00%	6.00%
Finance receivable | Geographic concentration | Florida
GEOGRAPHIC DIVERSIFICATION
Total	$ 345	$ 328
Concentration (as a percent)	5.00%	5.00%
Finance receivable | Geographic concentration | Virginia
GEOGRAPHIC DIVERSIFICATION
Total	$ 334	$ 351
Concentration (as a percent)	5.00%	5.00%
Finance receivable | Geographic concentration | Other
GEOGRAPHIC DIVERSIFICATION
Total	$ 3,246	$ 3,164
Concentration (as a percent)	49.00%	49.00%